Taxation - Summary of Tax Components of Other Comprehensive Income (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Tax on pension remeasurements		£ (263)	[1]	£ 416	£ (240)
Exchange differences on translation of foreign operations		(9)		21	38
Fair value movements on cash flow hedges - net fair value gains or losses		57		(131)	(72)
Fair value movements on cash flow hedges - recognised in income and expense		(47)		139	39
Income tax relating to components of other comprehensive income		(262)		445	(235)
Current tax credit		203		122	231
Deferred tax (expense) credit		(465)		323	(466)
Tax on other comprehensive income (loss)	[2]	£ (262)		£ 445	£ (235)

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.